Valuation of derivatives interest cost from labor obligations and other financial items net - Schedule of Valuation of Derivatives and Other Financial Items (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about financial instruments [abstract]
(Loss) gain in valuation of derivatives, net	$ (4,686,407)		$ 8,192,567	$ (9,622,233)
Capitalized interest expense (Note 10 d)	2,020,288		2,875,034	2,861,307
Commissions	(1,901,473)		(1,263,701)	(2,034,972)
Interest cost of labor obligations (Note 17)	(9,968,526)		(8,722,611)	(9,178,513)
Interest expense on taxes	(555,921)		(1,503,981)	(245,922)
Dividend received (Note 4)	2,605,333		2,385,559	5,740,092
Gain on net monetary positions (Note 2i, c)	4,429,145	$ 225
Other financial cost	(2,118,755)		(3,906,627)	(3,745,600)
Valuation of derivatives and other financial items	$ (10,176,316)	$ (517)	$ (1,943,760)	$ (16,225,841)